ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting
The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The condensed consolidated financial statements include the assets and liabilities of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

New accounting pronouncements
Adoption of ASC 606 Revenue from Contracts with Customers
Effective from January 1, 2018, we adopted the new accounting standard ASC 606 Revenue from Contracts with Customers using the modified retrospective method. We recognized the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of accumulated deficit. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.

For vessels operating on spot charterers that qualify for accounting under the new guidance, voyage revenues are recognized ratably over the estimated length of each voyage, calculated on a load-to-discharge basis. The Company considers the transport of cargo to be a single performance obligation in a spot charter contract, this performance obligation is satisfied as the service is performed. Voyage charter parties generally include a "demurrage" clause. Under this clause, the charterer reimburses the Company for any potential delays caused by a failure to load or discharge the vessel within the time agreed under the contract. Estimates and judgments are therefore required in ascertaining the most likely outcome of a particular voyage and actual outcomes may differ from estimates.

Certain voyage expenses, primarily bunker fuel expenses, are capitalized between the previous discharge port, or contract date if later, and the next load port if they qualify as fulfillment costs under ASC 340 Deferred Costs and Other Assets. To recognize costs incurred to fulfill a contract as an asset, the following criteria shall be met: (i) the costs relate directly to the contract, (ii) the costs generate or enhance resources of the entity that will be used in satisfying performance obligations in the future and (iii) the costs are expected to be recovered. Costs incurred to obtain a contract, such as commissions, are also deferred and expensed over the same period.

Time charters and any other contracts which are considered to be leases continue to be accounted as operating leases in accordance with ASC 840 Leases and related interpretations and the implementation of the new revenue standard therefore did not have an effect on income recognition on the lease component from such contracts.

Other income primarily comprises income earned from the commercial management of related party and third party vessels and newbuilding supervision fees derived from related parties and third parties. Other income is recognized on an accruals basis as the services are provided and performance obligations are met and as such there has been no change in the pattern of revenue recognition under ASC 606.

Contract assets with regards to voyage revenues are reported as "Voyages in progress" as the performance obligation is satisfied over time. Voyage revenues typically become billable and due for payment on completion of the voyage and discharge of the cargo, at which point the receivable is recognized as "Trade accounts receivable, net".
Adoption of targeted improvements to ASC 825
On January 1, 2018, the Company adopted the targeted improvements to ASC 825-10 Recognition and Measurement of Financial Assets and Liabilities. The Company has adopted the new guidance using the modified retrospective method, with no changes recognized in the prior year comparatives and a cumulative catch up adjustment recognized in the opening retained deficit. As a result of the adoption of this guidance the Company is required to recognize the movement in the fair value of Marketable Securities in the Consolidated Statement of Operations. The Company has recognized a decrease in the retained deficit of $2.9 million upon adoption, and has recognized a mark to market gain of $0.5 million in the Consolidated Statement of Operations in relation to the movement in the fair value of its Marketable Securities in the six months ended June 30, 2018.

Adoption of targeted improvements to ASC 230
On January 1, 2018, the Company adopted ASU No. 2016-18, Statement of cash flows: Restricted Cash. The new standard requires that the statement of cash flows explains the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The Company adopted the amendments of the standard using a retrospective transition method to each period presented. As a result, amounts generally described as restricted cash in prior periods are included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The update requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. It also offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. The guidance will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and early adoption is permitted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. The guidance will be effective January 1, 2020, with early adoption permitted. Entities are required to apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU 2017-04 Intangibles - Goodwill and other (Topic 350), which simplifies the test for goodwill impairment. This Update eliminates Step 2 from the goodwill impairment test. In computing the implied fair value of goodwill under Step 2, an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities) following the procedure that would be required in determining the fair value of the assets acquired and liabilities assumed in a business combination. Instead an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value, however the loss recognized should not exceed the total amount of goodwill allocated to the reporting unit. The amendments in this Update are effective for the Company for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.